Available-for-sale Security (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Equity security	Dec. 31, 2011 Equity security
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 643	$ 657	$ 643	$ 657
Gross Unrealized Gain			743
Gross Unrealized losses
Fair Value			$ 1,386	$ 657